As filed with the U.S. Securities and Exchange Commission on April 27, 2026

File Nos. 333-164298

811-22378

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	96	[X]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	110	[X]
(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

2002 N. Tampa Street

Suite 200

Tampa, FL 33602

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell, President

DoubleLine Funds Trust

2002 N. Tampa Street

Tampa, FL 33602

(Name and address of agent for Service)

With copies to:

Jeremy C. Smith, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on May 28, 2026 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to DoubleLine Funds Trust’s (the “Registrant”) Post-Effective Amendment No. 95 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 109 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on February 27, 2026 (“Post-Effective Amendment No. 95”), are incorporated herein by reference.

This Post-Effective Amendment No. 96 is being filed pursuant to Rule 485(b) under the Securities Act solely to designate May 28, 2026 as the new effective date for Post-Effective Amendment No. 95, which was scheduled to become effective on April 28, 2026. This Post-Effective Amendment No. 96 relates solely to Class R6 shares of DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Global Bond Fund, and DoubleLine Emerging Markets Local Currency Bond Fund. Information contained in the Registrant’s Registration Statement relating to any other share classes or series of DoubleLine Funds Trust is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of this Post-Effective Amendment No. 96 (the “Amendment”) to its Registration Statement on Form N-1A (the “Registration Statement”) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 27th day of April, 2026.

DoubleLine Funds Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Ronald R. Redell Ronald R. Redell	President	April 27, 2026

/s/ Henry V. Chase Henry V. Chase	Treasurer and Principal Financial and Accounting Officer	April 27, 2026

/s/ Jeffrey E. Gundlach* Jeffrey E. Gundlach	Trustee	April 27, 2026

/s/ Joseph J. Ciprari* Joseph J. Ciprari	Trustee	April 27, 2026

/s/ John C. Salter* John C. Salter	Trustee	April 27, 2026

/s/ William A. Odell* William A. Odell	Trustee	April 27, 2026

/s/ Yury Friedman* Yury Friedman	Trustee	April 27, 2026

*By:	/s/ Neal Zalvan
Neal Zalvan Attorney-In-Fact Date: April 27, 2026